Consolidated Balance Sheets (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	565	195
Accounts receivable (net of allowance for doubtful accounts - $36; 2012 - $23)	923	845
Due from related parties	197	154
Regulatory assets	47	29
Materials and supplies	23	23
Deferred income tax assets	18	18
Derivative instruments	6
Investment	251
Other	28	22
Total current assets	2,058	1,286
Property, plant and equipment:
Property, plant and equipment in service	23,820	22,650
Less: accumulated depreciation	8,615	8,145
Property, plant and equipment before construction in progress and future use land components and spares	15,205	14,505
Construction in progress	1,078	1,055
Future use land, components and spares	148	147
Property, plant and equipment, Total	16,431	15,707
Other long-term assets:
Regulatory assets	2,636	3,098
Investment		251
Intangible assets (net of accumulated amortization - $252; 2012 - $305)	313	267
Goodwill	133	133
Deferred debt costs	36	34
Derivative instruments	6	19
Deferred income tax assets	11	14
Other	1	2
Total other long-term assets	3,136	3,818
Total assets	21,625	20,811
Current liabilities:
Bank indebtedness	31	42
Accounts payable	62	140
Accrued liabilities	733	578
Due to related parties	230	261
Accrued interest	100	95
Regulatory liabilities	85	40
Long-term debt payable within one year (includes $506 measured at fair value; 2012 - $0)	756	600
Total current liabilities	1,997	1,756
Long-term debt (includes $256 measured at fair value; 2012 - $769)	8,301	7,879
Other long-term liabilities:
Post-retirement and post-employment benefit liability	1,488	1,416
Deferred income tax liabilities	1,129	944
Pension benefit liability	845	1,515
Environmental liabilities	239	227
Regulatory liabilities	163	181
Net unamortized debt premiums	20	23
Asset retirement obligations	14	15
Long-term accounts payable and other liabilities	14	25
Total other long-term liabilities	3,912	4,346
Total liabilities	14,210	13,981
Contingencies and commitments
Preferred shares (authorized: unlimited; issued: 12,920,000)	323	323
Shareholder's equity
Common shares (authorized unlimited; issued: 100,000)	3,314	3,314
Retained earnings	3,787	3,202
Accumulated other comprehensive loss	(9)	(9)
Total shareholder's equity	7,092	6,507
Total liabilities, preferred shares and shareholder's equity	21,625	20,811